ALLIANCE CAPITAL RESERVES


ALLIANCE CAPITAL





ANNUAL REPORT
JUNE 30, 2002




LETTER TO SHAREHOLDERS                                Alliance Capital Reserves
_______________________________________________________________________________

August 15, 2002

Dear Shareholder:

We are pleased to provide you with an update of Alliance Capital Reserves for the annual reporting period ended June 30, 2002.

While we had been expecting an economic growth of 4% during the second half of the year, we now believe that number will be closer to 3.5%, reflecting the possible impact of a sharp decline in equity prices while the economy is still in the early stages of a recovery. Despite our diminished expectations for economic growth, we remain optimistic. We continue to believe that a combination of very accommodative fiscal and monetary policy, strong underlying growth in liquidity flows and very lean inventory positions suggest that economic growth will still be reasonably good in the second half of the year. While consumption may fall and exports rise, producing a different kind of growth, overall, we expect the economy to expand at a reasonably strong rate in the second half of 2002 and into 2003.

Pessimists contend that since the equity market correction was not limited to the U.S., the impact on the economic recovery also will be global. Clearly, the economic impact of a stock market decline hinges not only on the economy's basic direction, but also on the policies that precede and follow such a decline. The economy is in the early stages of an economic recovery, so it is quite possible that the stock market fall of the past 90 days will take a larger toll on economic activity than either the 1987 or 1998 corrections. Clearly, while another interest rate reduction can not be ruled out if the stock market continues to slide at this rate, U.S. Federal Reserve Chairman Alan Greenspan gave no hint that he and fellow Fed policymakers would further ease monetary policy anytime soon during his recent testimony to Congress.

There is no doubt in our mind that the U.S. economy is in the midst of an uneasy and uncomfortable transition. But this kind of transition has been part of every economic cycle. High levels of consumer spending and housing market gains are not able to sustain an economic recovery indefinitely on their own. In the past, economic recovery has always broadened to include other segments of the economy. Despite all of the risks posed by the stock market's plunge, we continue to believe that the transition to a more balanced and broader domestic and global expansion is underway. The transition may not occur as smoothly, comfortably or neatly as we would like, but we believe it will happen.

We appreciate your investment in the portfolios of Alliance Capital Reserves Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,



Ronald M. Whitehill
President

1

STATEMENT OF NET ASSETS
June 30, 2002                                         Alliance Capital Reserves
_______________________________________________________________________________

Principal
  Amount
  (000)       Security (a)                        Yield              Value
-------------------------------------------------------------------------------
              COMMERCIAL PAPER-45.6%
              Abbey National NA
$  240,000    7/10/02                              1.77%          $239,893,800
              Aspen Funding Corp.
    90,000    8/12/02 (b)                          1.79             89,812,050
              Asset Securitization
              Cooperative Corp.
    52,000    8/14/02 (b)                          1.78             51,886,871
   100,000    8/21/02 (b)                          1.78             99,747,833
              Bank of Ireland
    54,000    9/09/02                              1.80             53,811,000
              Banque Caisse d'Epargne L'Etat
    20,000    8/12/02                              1.78             19,958,467
    75,000    9/19/02                              1.78             74,703,333
              Barton Capital Corp.
    89,428    7/17/02 (b)                          1.78             89,357,252
    69,350    7/11/02 (b)                          1.79             69,315,518
              CDC Commercial Paper, Inc.
    20,000    8/06/02                              1.75             19,965,000
              ChevronTexaco Corp.
    49,000    7/31/02                              1.75             48,928,542
    79,000    8/05/02                              1.75             78,865,590
    80,000    8/22/02                              1.77             79,795,467
              Clipper Receivables Corp.
    64,000    8/05/02 (b)                          1.79             63,888,622
    40,000    7/08/02 (b)                          1.80             39,986,000
              Concord Minutemen Co.
    62,000    8/06/02 (b)                          1.80             61,888,400
              Danske Bank
    60,000    9/13/02                              1.78             59,780,467
    44,000    8/30/02                              1.93             43,858,466
              Delaware Funding Corp.
    76,148    7/12/02 (b)                          1.78             76,106,584
    79,144    7/23/02 (b)                          1.80             79,056,942
              Den Danske Corp.
    96,000    7/08/02                              1.79             95,966,587
              Depfa Bank Europe
    64,000    8/01/02                              1.80             63,900,800
              Dresdner Bank
    59,000    7/11/02                              1.96             58,967,878
              Eksportfinans AS
   100,000    8/20/02                              1.76             99,755,555
   100,000    8/21/02                              1.76             99,750,667
              Enterprise Funding Corp.
    69,000    7/15/02 (b)                          1.78             68,952,237
              Fortis Funding
    53,000    8/19/02 (b)                          1.77             52,872,314
    97,000    9/13/02 (b)                          1.78             96,645,088
    31,000    8/14/02 (b)                          1.85             30,929,905
              Frigate Funding Corp.
   100,000    7/17/02 (b)                          1.80             99,920,000
              Galaxy Funding, Inc.
   126,000    7/18/02 (b)                          1.80            125,892,900
              General Electric Capital Corp.
    69,000    8/14/02                              2.15             68,818,683
              General Electric Capital
              Services, Inc.
   103,000    8/12/02                              1.79            102,784,902
              Giro Funding Corp.
    97,000    8/07/02 (b)                          1.79             96,822,045
              Greenwich Funding Corp.
   130,000    8/15/02 (b)                          1.78            129,710,750
              HSBC Bank Plc
    64,000    8/07/02                              1.78             63,882,916
    64,000    8/15/02                              1.78             63,857,600
              ING Insurance Holdings, Inc.
    40,000    8/15/02                              1.78             39,911,000
              KBC Financial Products, Ltd.
   175,000    9/25/02                              1.79            174,251,681
              Kittyhawk Funding Corp.
    45,000    7/18/02 (b)                          1.78             44,962,175
              Landesbank Baden-Wurttemberg
   126,000    7/18/02                              1.79            125,893,495
              Landesbank Schleswig-Holstein
              Girozentrale
    59,000    12/13/02                             2.40             58,351,000
    59,000    12/16/02                             2.40             58,339,200
    66,000    5/15/03                              2.59             64,490,030
              Lexington Parker Capital Corp.
    64,000    9/03/02 (b)                          1.81             63,794,062
              Montauk Funding Corp.
    30,000    8/07/02                              1.79             29,944,808
    96,000    7/24/02                              1.80             95,889,600
              Newport Funding Corp.
    76,000    7/29/02 (b)                          1.79             75,894,191


2


                                                      Alliance Capital Reserves
_______________________________________________________________________________

              Nordea North America, Inc.
$   96,000    7/11/02                              1.78%        $   95,952,533
              Old Line Funding Corp.
   121,524    7/15/02 (b)                          1.78            121,439,537
              Park Avenue Receivables Corp.
    31,721    7/08/02 (b)                          1.79             31,709,959
              Pfizer, Inc.
   125,896    7/19/02 (b)                          1.74            125,786,471
   150,000    7/23/02 (b)                          1.75            149,839,583
              Preferred Receivables Funding
   124,000    7/22/02                              1.78            123,871,247
              Rabobank Nederland
   118,000    7/29/02                              1.75            117,839,389
              Receivables Capital Corp.
    93,997    7/19/02 (b)                          1.78             93,913,343
              Salomon Smith Barney, Inc.
   228,000    8/16/02                              1.77            227,484,340
    64,000    8/08/02                              1.78             63,879,751
              San Paolo IMI Corp.
    95,000    7/11/02                              1.79             94,952,764
              Sheffield Receivables Corp.
    81,040    7/22/02 (b)                          1.80             80,954,908
    79,000    7/25/02 (b)                          1.80             78,905,200
              Sigma Finance, Inc.
    29,000    9/09/02 (b)                          2.01             28,886,658
              Steamboat Funding Corp.
   100,000    7/10/02 (b)                          1.82             99,954,500
              Tannehill Capital Co.
    62,000    7/10/02 (b)                          1.80             61,972,100
    55,176    7/15/02 (b)                          1.81             55,136,999
              Three Rivers Funding
    55,587    7/10/02 (b)                          1.79             55,562,125
              Toyota Motor Credit Corp.
    20,000    7/18/02 (b)                          1.76             19,983,378
              Triple-A1 Funding Corp.
    38,114    7/12/02 (b)                          1.79             38,093,154
              UBS Finance, Inc.
   250,000    7/01/02                              2.00            250,000,000
              Windmill Funding Corp.
    64,000    7/18/02                              1.78             63,946,204
    74,000    7/10/02                              1.79             73,966,978
              Zcm Matched Funding Corp.
    29,000    8/26/02                              1.96             28,911,582
    49,000    8/27/02                              1.98             48,843,725
                                                               ---------------
              Total Commercial Paper
              (amortized cost $5,923,544,701)                    5,923,544,701

              U.S. GOVERNMENT AGENCIES-24.9%
              Federal Farm Credit Bank
    50,000    1.95%, 9/23/02                       1.95             49,772,500
              Federal Home Loan Bank
   120,000    1.85%, 2/06/03                       1.85            119,996,383
   400,000    1.94%, 9/19/02 FRN                   1.94            400,000,000
   400,000    1.98%, 3/19/03 FRN                   1.98            400,000,000
              Federal Home Loan Mortgage Corp.
    60,000    1.85%, 2/05/03                       1.85             60,000,000
    58,000    12/13/02                             1.67             57,362,000
   390,000    6/17/03                              2.45            390,000,000
              Federal National Mortgage
              Association FRN
   150,000    1.72%, 11/29/02                      1.75            149,982,886
    50,000    1.69%, 9/27/02                       1.76             49,991,590
   700,000    1.69%, 3/27/03                       1.77            699,589,679
   560,000    1.72%, 5/05/03                       1.80            559,634,159
              Student Loan Marketing
              Association FRN
   300,000    2.08%, 8/21/03                       2.09            299,966,834
                                                               ---------------
              Total U.S. Government Agencies
              (amortized cost $3,236,296,031)                    3,236,296,031

              CERTIFICATES OF DEPOSIT-23.6%
              ABN AMRO
    60,000    2.04%, 9/03/02                       2.04             60,000,000
              American Express Centurion Bank
    75,000    1.77%, 7/17/02                       1.77             75,000,000
   104,000    1.77%, 7/19/02                       1.77            104,000,000
              Bank of Montreal
   100,000    1.78%, 8/19/02                       1.78            100,000,000
   100,000    1.78%, 8/20/02                       1.78            100,000,000


         3


STATEMENT OF NET ASSETS (CONTINUED)                   Alliance Capital Reserves
_______________________________________________________________________________

Principal
  Amount
  (000)       Security (a)                        Yield              Value
-------------------------------------------------------------------------------
              Bank of Nova Scotia
$   85,000    1.77%, 8/26/02                       1.77%         $  85,000,000
    64,000    1.78%, 8/14/02                       1.78             64,000,000
              Bank of Scotland
   168,000    1.77%, 8/27/02                       1.77            168,000,000
              Barclays Bank Plc
   105,000    1.79%, 8/20/02                       1.78            105,001,441
              Credit Agricole Indosuez FRN
   180,000    1.75%, 6/30/03                       1.80            179,916,556
              Dexia CLF Finance Co.
   165,000    1.77%, 8/21/02 (b)                   1.77            165,000,000
              First Tennessee Bank
    77,000    1.78%, 7/15/02                       1.78             77,000,000
              Landesbank Baden-Wurttemberg
   129,000    1.79%, 7/17/02                       1.78            129,000,286
              Lloyds Bank Plc
    97,000    1.78%, 8/12/02                       1.78             97,000,000
   175,000    1.79%, 8/27/02                       1.78            175,001,381
              Natexis Banque
   100,000    1.79%, 8/13/02                       1.79            100,000,000
    84,000    1.79%, 9/27/02                       1.79             84,000,000
              Nordeutsche Landesbank
   167,000    1.76%, 7/29/02                       1.76            167,000,000
    29,000    2.00%, 8/05/02                       2.00             29,000,000
    59,000    2.87%, 3/25/03                       2.90             58,989,378
              Rabobank Nederland
    59,000    2.76%, 3/24/03                       3.00             58,900,588
              Royal Bank Scotland Plc
   209,000    1.78%, 9/06/02                       1.78            209,000,000
    74,000    2.83%, 3/19/03                       2.85             73,989,571
              Southtrust Bank NA
    64,000    1.80%, 9/04/02                       1.81             63,998,849
              Wells Fargo Bank
   197,000    1.76%, 7/23/02                       1.76            197,000,000
   234,000    1.76%, 8/30/02                       1.76            234,000,000
              Westdeutsche Landesbank Girozentrale
   109,600    1.79%, 8/01/02                       1.79            109,600,000
                                                                --------------
              Total Certificates of Deposit
              (amortized cost $3,069,398,050)                    3,069,398,050

              CORPORATE OBLIGATIONS-5.1%
              Aid Housing Guaranty Project
              Portugal FRN
     9,063    2.41%, 12/01/16                      2.41              9,062,500
              Beta Finance, Inc. MTN
    66,000    2.60%, 5/15/03 (b)                   2.66             65,943,254
              Dorada Finance Inc. MTN
    58,000    2.80%, 3/17/03 (b)                   2.80             58,000,000
              Hartford Life Insurance Co.
    50,000    1.84%, 9/03/02                       1.84             50,000,000
    50,000    1.87%, 9/03/02 (c)                   1.87             50,000,000
              Merck & Co., Inc. FRN
    45,000    1.80%, 10/25/02 (b)                  1.80             45,000,000
              Merrill Lynch & Co., Inc. MTN
    59,000    2.45%, 3/25/03                       2.45             59,000,000
              Metlife Funding Agreement
   150,000    1.89%, 10/01/02 (c)                  1.89            150,000,000
              Sigma Finance, Inc. FRN MTN
    57,000    1.83%, 10/07/02 (b)                  1.84             56,998,478
    60,000    1.88%, 5/01/03 (b)                   1.89             59,994,989
              Travelers Life Funding Agreement
    65,000    1.86%, 11/12/02 (c)                  1.86             65,000,000
                                                                --------------
              Total Corporate Obligations
              (amortized cost $668,999,221)                        668,999,221

              TIME DEPOSIT-0.8%
              SunTrust Bank
   100,500    1.75%, 7/01/02
              (amortized cost $100,500,000)
                                                   1.75            100,500,000


         4


                                                      Alliance Capital Reserves
_______________________________________________________________________________


                                                                     Value
-------------------------------------------------------------------------------


              TOTAL INVESTMENTS-100.0%
              (amortized cost $12,998,738,003)                 $12,998,738,003
              Other assets less liabilities-0.0%                      (742,684)
                                                                --------------
              NET ASSETS-100%
              (offering and redemption
              price of $1.00 per share;
              12,998,464,689 shares outstanding)               $12,997,995,319


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, these securities amounted to $3,100,516,375 representing 23.9% of net assets.

(c) Illiquid securities and subject to restrictions as to resale. These securities amounted to $265,000,000 representing 2.0% of net assets (see Note
A).

     Glossary of Terms:
     FRN - Floating Rate Note
     MTN - Medium Term Note

     See notes to financial statements.


5


STATEMENT OF OPERATIONS
Year Ended June 30, 2002                              Alliance Capital Reserves
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                     $   346,601,329

EXPENSES
  Advisory fee (Note B)                 $    61,510,439
  Distribution assistance and
    administrative service (Note C)          56,416,275
  Transfer agency (Note B)                   11,267,092
  Printing                                    1,791,279
  Registration fees                           1,580,725
  Custodian fees                              1,243,857
  Audit and legal fees                          168,710
  Trustees' fees                                 18,800
  Miscellaneous                                 104,899
  Total expenses                                                   134,102,076
  Net investment income                                            212,499,253

REALIZED GAIN ON INVESTMENTS
  Net realized gain on
    investment transactions                                            202,408

NET INCREASE IN NET ASSETS
FROM OPERATIONS                                                $   212,701,661


STATEMENT OF CHANGES IN NET ASSETS
                                           Year Ended             Year Ended
                                          June 30, 2002          June 30, 2001
-------------------------------------------------------------------------------

INCREASE IN NET ASSETS
FROM OPERATIONS
  Net investment income                 $   212,499,253        $   619,864,699
  Net realized gain on
    investment transactions                     202,408                 31,390
  Net increase in net assets
    from operations                         212,701,661            619,896,089

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                    (212,499,253)          (619,864,699)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net increase (decrease)
    (Note E)                               (407,618,780)         3,223,031,949
  Total increase (decrease)                (407,416,372)         3,223,063,339

NET ASSETS
  Beginning of period                    13,405,411,691         10,182,348,352
  End of period                         $12,997,995,319        $13,405,411,691


6


See notes to financial statements.


NOTES TO FINANCIAL STATEMENTS
June 30, 2002                                         Alliance Capital Reserves
_______________________________________________________________________________

NOTE A: Significant Accounting Policies
Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves (the "Portfolio") and Alliance Money Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost.

2. Taxes
It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements
It is the Portfolio's policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 2002.

The Portfolio compensates Alliance Global Investor Services, Inc.,("AGIS"), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $4,536,980 for the year ended June 30, 2002.

For the year ended June 30, 2002, the Portfolio's expenses were reduced by $24,168 under an expense offset arrangement with AGIS.


7


                                                      Alliance Capital Reserves
_______________________________________________________________________________

NOTE C: Distribution Assistance and Administrative Services Plan
Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2002, the distribution fee amounted to $33,644,688. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2002, such payments by the Portfolio amounted to $22,771,587, a portion of which was paid to the Adviser.

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders At June 30, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2002, the Portfolio had a capital loss carryforward of $431,178, of which $311,844 expires in 2003, $106,987 expires in 2004, $887 expires in 2005, $2,275 expires in 2006 and $9,185 expires in the year 2007. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. The Portfolio utilized $202,408 of capital loss carryforward in the current year. The dividends paid by the Portfolio, for the year ended June 30, 2002 are deemed to be ordinary income for federal income tax purposes.

NOTE E: Transactions in Shares of Beneficial Interest
An unlimited number of shares ($.001 par value) are authorized. At June 30, 2002, capital paid-in aggregated $12,998,426,497. Transactions, all at $1.00 per share, were as follows:

                                             Year Ended             Year Ended
                                              June 30,               June 30,
                                                2002                   2001
                                         ----------------     ----------------
Shares sold                              18,135,061,379         21,480,246,627
Shares issued on reinvestments
  of dividends                              212,499,253            619,864,699
Shares redeemed                         (18,755,179,412)       (18,877,079,377)
                                         ----------------     ----------------
Net increase (decrease)                    (407,618,780)         3,223,031,949


8


FINANCIAL HIGHLIGHTS                                  Alliance Capital Reserves
_______________________________________________________________________________

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                 Year Ended June 30,
                                            -----------------------------------------------------------------
                                                2002         2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00
Income from Investment Operations
Net investment income                           .016         .051         .049         .043         .047

Less: Dividends
Dividends from net investment income           (.016)       (.051)       (.049)       (.043)       (.047)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

Total Return
Total investment return based
on net asset value (a)                          1.58%        5.18%        4.97%        4.40%        4.83%

Ratios/Supplemental Data
Net assets, end of period (in millions)      $12,998      $13,405      $10,182      $10,278       $8,015
Ratio of expenses to average
net assets                                      1.00%        1.00%        1.00%         .99%        1.00%
Net investment income                           1.58%        4.99%        4.88%        4.29%        4.71%



(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolios distributions or the redemption of Portfolios shares. Total investment return calculated for a period of less than one year is not annualized.


9


REPORT OF INDEPENDENT ACCOUNTANTS                     Alliance Capital Reserves
_______________________________________________________________________________

To the Board of Trustees and Shareholders of Alliance Capital Reserves

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Capital Reserves, a portfolio of Alliance Capital Reserves (the "Fund") at June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended June 30, 1999 were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
New York, New York
August 9, 2002


10


                                                      Alliance Capital Reserves
_______________________________________________________________________________

Alliance Capital Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES
John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS
John D. Carifa, Chairman
Ronald M. Whitehill, President
Andrew M. Aran, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Raymond J. Papera, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph Dona, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
  Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


11


(1)  Members of the Audit Committee.


                                                      Alliance Capital Reserves
_______________________________________________________________________________

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.

                                                                             PORTFOLIOS
                                                                              IN FUND        OTHER
  NAME, ADDRESS                            PRINCIPAL                          COMPLEX     DIRECTORSHIPS
  AGE OF TRUSTEE                          OCCUPATION(S)                      OVERSEEN BY     HELD BY
(YEARS OF SERVICE*)                    DURING PAST 5 YEARS                     TRUSTEE       TRUSTEE
-------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
John D. Carifa,** 57,         President, Chief Operating Officer and a             114         None
1345 Avenue of the Americas,  Director of ACMC**, with which he has been
New York, NY 10105 (13)       associated since prior to 1997.

DISINTERESTED TRUSTEES
Sam Y. Cross, 75              Since prior to 1997, Executive Vice President of      15         He is also a
200 East 66th Street,         The Federal Reserve Bank of New York and manager                 director of
New York, NY  10021 (10)      for foreign operations for The Federal Reserve                   Fuji Bank and
                              System. He is Executive-In-Residence at the School               Trust Co.
                              of International and Public Affairs, Columbia
                              University. He is also a director of Fuji Bank
                              and Trust Co.

Charles H.P. Duell, 64        President of Middleton Place Foundation with which    15         Trustee
Middleton Place Foundation,   he has been associated since prior to 1997. He is                Emeritus of the
4300 Ashley River Road,       also a Trustee Emeritus of the National Trust for                National Trust
Charleston,                   Historic Preservation and serves as Chairman of                  for Historic
South Carolina 29414 (17)     the Board of Architectural Review, City of                       Preservation
                              Charleston.                                                      and Chairman of
                                                                                               the Board of
                                                                                               Architectural
                                                                                               Review, City of
                                                                                               Charleston

William H. Foulk, Jr., 69     An Investment Adviser and an Independent             109         None
2 Sound View Drive,           Consultant.  He was formerly Senior Manager of
Suite 100, Greenwich,         Barrett Associates, Inc., a registered investment
CT  06830 (18)                adviser, with which he had been associated since
                              prior to 1997. He was formerly Deputy Comptroller
                              of the State of New York and, prior thereto, Chief
                              Investment Officer of the New York Bank for
                              Savings.

David K. Storrs, 58           President and Chief Executive Officer of              15         None
65 South Gate Lane,           Alternative Investment Group, LLC (an investment
Southport, CT  06490 (13)     firm).  He was formerly President of The Common
                              Fund (investment management for educational
                              institutions) with which he had been associated
                              since prior to 1997.

Shelby White, 63,             An author and financial journalist.                   15         None
One Sutton Place South,
New York, NY  10022 (10)


12


                                                      Alliance Capital Reserves
_______________________________________________________________________________


OFFICERS
_______________________________________________________________________________


    NAME, ADDRESS*              POSITION(S) HELD                     PRINCIPAL OCCUPATION
      AND AGE                     WITH FUND                          DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------

John D. Carifa, 57          Chairman                   See biography above.

Ronald M. Whitehill, 64     President                  Senior Vice President of ACMC** and
                                                       President and Chief Executive Officer of Alliance Cash
                                                       Management Services with which he has been
                                                       associated since prior to 1997.

Kathleen A. Corbet, 42      Senior Vice President      Executive Vice President of ACMC** with which she
                                                       has been associated since prior to 1997.

Andrew M. Aran, 45          Senior Vice President      Senior Vice President of ACMC** with which he has
                                                       been associated since prior to 1997.

Drew A. Biegel, 51          Senior Vice President      Vice President of ACMC** with which he has been
                                                       associated since prior to 1997.

John R. Bonczek, 42         Senior Vice President      Senior Vice President of AFD** with which he has
                                                       been associated since prior to 1997.

Doris T. Ciliberti, 38      Senior Vice President      Vice President of AFD** with which she has
                                                       been associated since prior to 1997.

Patricia Ittner, 51         Senior Vice President      Vice President of ACMC** with which she has
                                                       been associated since prior to 1997.

Robert I. Kurzweil, 51      Senior Vice President      Vice President of AFD** with which he has
                                                       been associated since prior to 1997.

Raymond J. Papera, 46       Senior Vice President      Senior Vice President of ACMC** with which he has
                                                       been associated since prior to 1997.

Kenneth T. Carty, 41        Vice President             Vice President of ACMC** with which he has
                                                       been associated since prior to 1997.

John F. Chiodi, Jr., 36     Vice President             Vice President of ACMC** with which he has
                                                       been associated since prior to 1997.

Maria R. Cona, 47           Vice President             Vice President of ACMC** with which she has
                                                       been associated since prior to 1997.

Joseph C. Dona, 41          Vice President             Vice President of ACMC** with which he has
                                                       been associated since prior to 1997.

William J. Fagan, 40        Vice President             Assistant Vice President of AFD** with which he has
                                                       been associated since prior to 1997.


13

                                                      Alliance Capital Reserves
_______________________________________________________________________________

    NAME, ADDRESS*              POSITION(S) HELD                     PRINCIPAL OCCUPATION
      AND AGE                     WITH FUND                          DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------
Linda N. Kelley, 41         Vice President             Assistant Vice President of AFD** with which she
                                                       has been associated since prior to 1997.

Joseph R. LaSpina, 41       Vice President             Vice President of AFD** with which he has
                                                       been associated since prior to 1997.

Edmund P. Bergan, Jr., 52   Secretary                  Senior Vice President and the General Counsel of
                                                       AFD** and AGIS** with which he has been associated since
                                                       prior to 1997.

Mark D. Gersten, 51         Treasurer and Chief        Senior Vice President of AGIS** and Vice President
                            Financial Officer          of AFD** with which he has been associated since
                                                       prior to 1997.

Thomas R. Manley, 50        Controller                 Vice President of ACMC** with which he has
                                                       been associated since prior to 1997.



* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**   ACMC, AFD, ACL and AGIS are affiliates of the Fund.

     The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.


14


Alliance Capital Reserves
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance
Capital Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
  1 2 3 9 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

R These registered service marks used under license from the owner, Alliance Capital Management L.P.

ACRAR0602